Prepaid Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Prepaid Expenses
Prepaid expenses	$ 3,745	$ 4,873
Prepaid insurance related to director and officer	$ 3,700